Investments held at fair value - Schedule of Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Beginning balance	£ 506	£ 264
Difference on exchange	19	4
Additions	228	345
Disposals	(96)	(98)
Provisions	17	(24)
Other fair value movements	26	15
Ending balance	700	506
Current	579	456
Non-current	121	50
Fair value through P&L
Disclosure Of Financial Assets [Line Items]
Beginning balance	469	255
Difference on exchange	18	3
Additions	209	327
Disposals	(93)	(98)
Provisions	17	(24)
Other fair value movements	20	6
Ending balance	640	469
Current	579	456
Non-current	61	13
Fair value through OCI
Disclosure Of Financial Assets [Line Items]
Beginning balance	37	9
Difference on exchange	1	1
Additions	19	18
Disposals	(3)	0
Provisions	0	0
Other fair value movements	6	9
Ending balance	60	37
Current	0	0
Non-current	£ 60	£ 37